                            FLEXIBLE PREMIUM VARIABLE

                                ANNUITY CONTRACT

                                    ISSUED BY
                       METROPOLITAN LIFE INSURANCE COMPANY

             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
               PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   LEGG MASON PARTNERS VARIABLE INCOME
  INSURANCE FUNDS) -- SERIES I                     TRUST -- CLASS I
  Invesco Van Kampen V.I. Equity and Income        Legg Mason Western Asset Variable Global
     Fund                                             High Yield Bond Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES       MET INVESTORS SERIES TRUST
  FUND, INC. -- CLASS B                            BlackRock High Yield Portfolio -- Class A
  Global Thematic Growth Portfolio                 BlackRock Large Cap Core Portfolio -- Class
FIDELITY(R) VARIABLE INSURANCE                        E
  PRODUCTS -- SERVICE CLASS 2                      MFS(R) Research International
  Contrafund(R) Portfolio                             Portfolio -- Class B
  Dynamic Capital Appreciation Portfolio           PIMCO Total Return Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Fund Portfolio -- Class A
  TRUST -- CLASS 2                                 Pioneer Strategic Income Portfolio -- Class
  Franklin Small-Mid Cap Growth Securities            A
     Fund                                          T. Rowe Price Large Cap Value
  Templeton Foreign Securities Fund                   Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY                Third Avenue Small Cap Value
  TRUST -- CLASS I                                    Portfolio -- Class B
  Legg Mason ClearBridge Variable Aggressive       Van Kampen Comstock Portfolio -- Class B
     Growth Portfolio                            METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable                  BlackRock Aggressive Growth
     Appreciation Portfolio                           Portfolio -- Class D
  Legg Mason ClearBridge Variable Equity           BlackRock Bond Income Portfolio -- Class A
     Income Builder Portfolio                      BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class A
     All Cap Value Portfolio                       BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        FI Value Leaders Portfolio -- Class D
     Growth Portfolio                              Jennison Growth Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap        MetLife Stock Index Portfolio -- Class B
     Value Portfolio                               MFS(R) Total Return Portfolio -- Class F
  Legg Mason ClearBridge Variable Mid Cap          T. Rowe Price Large Cap Growth
     Core Portfolio                                   Portfolio -- Class B
  Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio


Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4587.

Certain Variable Funding Options have been subject to a merger, substitution, or other change. Please see "Additional Information Regarding Underlying Funds" for more information.

                                    FEE TABLE

--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)


Mortality and Expense Risk Charge...............................................    1.25%(1)
Administrative Expense Charge...................................................    0.15%
                                                                                    -----
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES...........................................    1.40%


---------
(1)   We will waive the following amount of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 1.10% for the Subaccount investing in the Third Avenue Small Cap Value
      Portfolio -- Class B; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth
      Portfolio -- Class B; 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio -- Class B; and 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-457-4587.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                     MINIMUM        MAXIMUM
                                                                   -----------    -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service (12b-1)
fees, and other expenses)......................................       0.34%          1.24%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                    DISTRIBUTION                               TOTAL   CONTRACTUAL FEE
                                                       AND/OR                                  ANNUAL       WAIVER
                                         MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE
UNDERLYING FUND                              FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT
---------------                          ---------- ------------ -------- ------------------ --------- ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco Van Kampen V.I. Equity and
     Income Fund........................    0.40%         --       0.31%           --          0.71%        0.01%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
  SERIES FUND, INC. -- CLASS B
  Global Thematic Growth Portfolio......    0.75%       0.25%      0.24%           --          1.24%          --
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio...............    0.56%       0.25%      0.09%           --          0.90%          --
  Dynamic Capital Appreciation
     Portfolio..........................    0.56%       0.25%      0.32%           --          1.13%          --

                                                    DISTRIBUTION                               TOTAL   CONTRACTUAL FEE
                                                       AND/OR                                  ANNUAL       WAIVER
                                         MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE
UNDERLYING FUND                              FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT
---------------                          ---------- ------------ -------- ------------------ --------- ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund....................    0.51%       0.25%      0.29%         0.01%         1.06%        0.01%
  Templeton Foreign Securities Fund.....    0.65%       0.25%      0.14%         0.01%         1.05%        0.01%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio........    0.75%         --       0.04%           --          0.79%          --
  Legg Mason ClearBridge Variable
     Appreciation Portfolio.............    0.71%         --       0.03%           --          0.74%          --
  Legg Mason ClearBridge Variable Equity
     Income Builder Portfolio...........    0.75%         --       0.13%           --          0.88%          --
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio..........................    0.75%         --       0.05%           --          0.80%          --
  Legg Mason ClearBridge Variable Large
     Cap Growth Portfolio...............    0.75%         --       0.16%           --          0.91%          --
  Legg Mason ClearBridge Variable Large
     Cap Value Portfolio................    0.65%         --       0.10%           --          0.75%          --
  Legg Mason ClearBridge Variable Mid
     Cap Core Portfolio.................    0.75%         --       0.33%           --          1.08%        0.13%
  Legg Mason ClearBridge Variable Small
     Cap Growth Portfolio...............    0.75%         --       0.14%           --          0.89%          --
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
  Legg Mason Western Asset Variable
     Global High Yield Bond Portfolio...    0.80%         --       0.11%           --          0.91%          --
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A...............    0.60%         --       0.05%           --          0.65%          --
  BlackRock Large Cap Core
     Portfolio -- Class E...............    0.59%       0.15%      0.05%           --          0.79%          --
  MFS(R) Research International
     Portfolio -- Class B...............    0.69%       0.25%      0.09%           --          1.03%        0.03%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+..............    0.66%       0.25%      0.14%           --          1.05%        0.02%
  PIMCO Total Return Portfolio -- Class
     B..................................    0.48%       0.25%      0.03%           --          0.76%          --
  Pioneer Fund Portfolio -- Class A.....    0.64%         --       0.05%           --          0.69%        0.02%
  Pioneer Strategic Income
     Portfolio -- Class A...............    0.59%         --       0.08%           --          0.67%          --
  T. Rowe Price Large Cap Value
     Portfolio -- Class B...............    0.57%       0.25%      0.02%           --          0.84%          --
  Third Avenue Small Cap Value
     Portfolio -- Class B...............    0.74%       0.25%      0.04%           --          1.03%          --
  Van Kampen Comstock Portfolio -- Class
     B..................................    0.60%       0.25%      0.04%           --          0.89%          --

                                                    DISTRIBUTION                               TOTAL   CONTRACTUAL FEE
                                                       AND/OR                                  ANNUAL       WAIVER
                                         MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE
UNDERLYING FUND                              FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT
---------------                          ---------- ------------ -------- ------------------ --------- ---------------
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...............    0.73%       0.10%      0.04%           --          0.87%          --
  BlackRock Bond Income
     Portfolio -- Class A...............    0.37%         --       0.03%           --          0.40%        0.03%
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A...............    0.73%         --       0.04%           --          0.77%        0.02%
  BlackRock Money Market
     Portfolio -- Class A...............    0.32%         --       0.02%           --          0.34%        0.01%
  FI Value Leaders Portfolio -- Class
     D..................................    0.67%       0.10%      0.06%           --          0.83%          --
  Jennison Growth Portfolio -- Class B..    0.62%       0.25%      0.02%           --          0.89%        0.07%
  MetLife Stock Index Portfolio -- Class
     B..................................    0.25%       0.25%      0.02%           --          0.52%        0.01%
  MFS(R) Total Return Portfolio -- Class
     F..................................    0.54%       0.20%      0.04%           --          0.78%          --
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B...............    0.60%       0.25%      0.04%           --          0.89%          --
  Western Asset Management U.S.
     Government Portfolio -- Class A+...    0.47%         --       0.03%           --          0.50%        0.01%
                                            NET TOTAL
                                              ANNUAL
                                            OPERATING
UNDERLYING FUND                              EXPENSES
---------------                          ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco Van Kampen V.I. Equity and
     Income Fund........................    0.70%(1)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
  SERIES FUND, INC. -- CLASS B
  Global Thematic Growth Portfolio......    1.24%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio...............    0.90%
  Dynamic Capital Appreciation
     Portfolio..........................    1.13%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund....................    1.05%(2)
  Templeton Foreign Securities Fund.....    1.04%(2)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio........    0.79%
  Legg Mason ClearBridge Variable
     Appreciation Portfolio.............    0.74%
  Legg Mason ClearBridge Variable Equity
     Income Builder Portfolio...........    0.88%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio..........................    0.80%
  Legg Mason ClearBridge Variable Large
     Cap Growth Portfolio...............    0.91%
  Legg Mason ClearBridge Variable Large
     Cap Value Portfolio................    0.75%
  Legg Mason ClearBridge Variable Mid
     Cap Core Portfolio.................    0.95%(3)
  Legg Mason ClearBridge Variable Small
     Cap Growth Portfolio...............    0.89%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
  Legg Mason Western Asset Variable
     Global High Yield Bond Portfolio...    0.91%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A...............    0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E...............    0.79%
  MFS(R) Research International
     Portfolio -- Class B...............    1.00%(4)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+..............    1.03%(5)
  PIMCO Total Return Portfolio -- Class
     B..................................    0.76%
  Pioneer Fund Portfolio -- Class A.....    0.67%(6)
  Pioneer Strategic Income
     Portfolio -- Class A...............    0.67%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B...............    0.84%(7)
  Third Avenue Small Cap Value
     Portfolio -- Class B...............    1.03%
  Van Kampen Comstock Portfolio -- Class
     B..................................    0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...............    0.87%
  BlackRock Bond Income
     Portfolio -- Class A...............    0.37%(8)
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A...............    0.75%(9)
  BlackRock Money Market
     Portfolio -- Class A...............    0.33%(10)
  FI Value Leaders Portfolio -- Class
     D..................................    0.83%
  Jennison Growth Portfolio -- Class B..    0.82%(11)
  MetLife Stock Index Portfolio -- Class
     B..................................    0.51%(12)
  MFS(R) Total Return Portfolio -- Class
     F..................................    0.78%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B...............    0.89%
  Western Asset Management U.S.
     Government Portfolio -- Class A+...    0.49%(13)


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
(1) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies in the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.70% of average daily net assets.
(2) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(3) The Fund's manager has agreed to forgo fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that Net Total Annual Operating Expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(7) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

The current variable funding options are listed below, along with their investment advisers and any subadviser:

                                               INVESTMENT                         INVESTMENT
          FUNDING OPTION                       OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco Van Kampen V.I. Equity   Seeks both capital appreciation    Invesco Advisers, Inc.
     and Income Fund               and current income.
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND,
  INC. -- CLASS B
  Global Thematic Growth           Seeks long-term growth of          AllianceBernstein L.P.
     Portfolio                     capital.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio          Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.
  Dynamic Capital Appreciation     Seeks capital appreciation.        Fidelity Management & Research
     Portfolio                                                        Company
                                                                      Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable  Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth Portfolio                                      LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation Portfolio        capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks a high level of current      Legg Mason Partners Fund Advisor,
     Equity Income Builder         income. Long-term capital          LLC
     Portfolio                     appreciation is a secondary        Subadviser: ClearBridge Advisors,
                                   objective.                         LLC
  Legg Mason ClearBridge Variable  Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental All Cap Value     Current income is a secondary      LLC
     Portfolio                     consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth Portfolio    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Value Portfolio     capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core Portfolio        capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC

                                               INVESTMENT                         INVESTMENT
          FUNDING OPTION                       OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth Portfolio    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset         Seeks to maximize total return,    Legg Mason Partners Fund Advisor,
     Variable Global High Yield    consistent with the preservation   LLC
     Bond Portfolio                of capital.                        Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
  BlackRock High Yield             Seeks to maximize total return,    MetLife Advisers, LLC
     Portfolio -- Class A          consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
  BlackRock Large Cap Core         Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  MFS(R) Research International    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  Morgan Stanley Mid Cap Growth    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B+                                            Subadviser: Morgan Stanley
                                                                      Investment Management Inc.
  PIMCO Total Return               Seeks maximum total return,        MetLife Advisers, LLC
     Portfolio -- Class B          consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        MetLife Advisers, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  T. Rowe Price Large Cap Value    Seeks long-term capital            MetLife Advisers, LLC
     Portfolio -- Class B          appreciation by investing in       Subadviser: T. Rowe Price
                                   common stocks believed to be       Associates, Inc.
                                   undervalued. Income is a
                                   secondary objective.
  Third Avenue Small Cap Value     Seeks long-term capital            MetLife Advisers, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
  Van Kampen Comstock              Seeks capital growth and income.   MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Invesco Advisers,
                                                                      Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks a competitive total return   MetLife Advisers, LLC
     Portfolio -- Class A          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  BlackRock Legacy Large Cap       Seeks long-term growth of          MetLife Advisers, LLC
     Growth Portfolio -- Class A   capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC

                                               INVESTMENT                         INVESTMENT
          FUNDING OPTION                       OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  Jennison Growth                  Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class B          capital.                           Subadviser: Jennison Associates
                                                                      LLC
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class B          the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A+         capital and maintenance of         Management Company
                                   liquidity.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------

Certain Variable Funding Options were subject to a merger, substitution or name change. The chart below identifies the former name and new name for each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND MERGERS

The following Former Underlying Funds were replaced by the New Underlying Funds:

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS)                                INSURANCE FUNDS)
  Invesco V.I. Basic Balanced Fund -- Series I    Invesco V. I. Van Kampen Equity and Income
                                                     Fund -- Series I
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason ClearBridge Variable Dividend        Legg Mason ClearBridge Equity Income
     Strategy Portfolio -- Class I                   Builder Portfolio -- Class I


UNDERLYING FUND SUBSTITUTION

The following New Underlying Fund/Trust was substituted for the Former Underlying Fund/Trust:

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       MET INVESTORS SERIES TRUST
  Legg Mason Global Currents Variable             MFS(R) Research International
     International All Cap Opportunity               Portfolio -- Class B
     Portfolio -- Class I

UNDERLYING FUND NAME CHANGE

The following Underlying Fund was renamed:

                  FORMER NAME                                      NEW NAME
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income                   T. Rowe Price Large Cap Value
     Portfolio -- Class B                            Portfolio -- Class B


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

We have replaced the last bullet point in the WITHDRAWAL CHARGE subsection with the following:

     - on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception only applies to amounts that are required to be distributed from this Contract)

We have added a new paragraph at the end of the WITHDRAWAL CHARGE subsection:

A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the Monitored Portfolios listed in the second paragraph in the MARKET TIMING/EXCESSIVE TRADING subsection in TRANSFERS to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the AllianceBernstein Global Thematic Growth Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

We have added the following new paragraph to this section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under dollar cost averaging, systematic withdrawal, managed distribution and rebalancing programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of beneficiary contract continuance.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

We have modified the second paragraph in the MATURITY DATE subsection in THE ANNUITY PERIOD to read as follows:

You may choose to annuitize at any time after the first contract anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

GENERAL TAXATION OF ANNUITIES

We have modified the following paragraph in this subsection to read as follows:

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans) for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the following paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

We have added the following new paragraph to this subsection:

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

NON-QUALIFIED ANNUITY CONTRACTS

We have modified the following paragraph in this subsection to read as follows:

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a Non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

We have replaced the paragraphs in this subsection with the following paragraph:

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your Contract allows and you elect to apply less than the entire account value of your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

We have modified the following paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

5 Park Plaza, Suite 1900                                          (800) 848-3854
Irvine, CA 92614

                                                   SUPP -- Book 23A (& 23B) 5/11